Financial Risks Management (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Financial Risks Management [Abstract]
Percentage of foreign currency denominated	1.00%
Increase decrease in interest rate risk	$ 23,000	$ 19,000	$ 2,446